Other investments (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Other investments
Other investments	SFr 4,667		SFr 5,463
Accumulated depreciation, real estate held for investment	25		24
Impairment charges	0	SFr 0
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	21		20
Equity method investments
Other investments
Other investments	2,151		1,618
Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,959		3,212
of which at net asset value
Other investments
Other investments	112		72
of which at measurement alternative
Other investments
Other investments	375		366
of which at fair value
Other investments
Other investments	1,430		2,727
of which at cost less impairment
Other investments
Other investments	42		47
Real estate held for investment
Other investments
Other investments	47		46
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	21		20
Life finance instruments
Other investments
Other investments	SFr 510		SFr 587